SUBSEQUENT EVENTS (Details) - Iris - USD ($)						3 Months Ended		12 Months Ended
	Apr. 03, 2025	Mar. 07, 2025	Feb. 13, 2025	Feb. 03, 2025	Jan. 07, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 04, 2025
SUBSEQUENT EVENTS
Proceeds from Trust Account for tax payments						$ 15,000	$ 294,519	$ 354,519	$ 853,261
Cash redemption price						$ 9.51		$ 10.07	$ 9.96
Subsequent event
SUBSEQUENT EVENTS
Aggregate redemption amount				$ 739,195
Proceeds from Trust Account for tax payments				$ 15,000
Liminatus
SUBSEQUENT EVENTS
Proceeds from promissory note						$ 575,000	$ 700,000	$ 2,850,000	$ 818,500
Outstanding principal balance						4,243,500		3,668,500	818,500
Equity subscription agreement | Subsequent event
SUBSEQUENT EVENTS
Common stock exercised										59,844
Cash redemption price										$ 11.74
Redemptions left in trust										$ 702,359
Promissory Note with Related Party
SUBSEQUENT EVENTS
Outstanding principal balance						613,720		613,720	613,720
Promissory Note with Related Party | Liminatus
SUBSEQUENT EVENTS
Outstanding principal balance						$ 4,243,500		$ 3,668,500	$ 818,500
Promissory Note with Related Party | Liminatus | Subsequent event
SUBSEQUENT EVENTS
Proceeds from promissory note	$ 200,000	$ 200,000			$ 250,000
Outstanding principal balance	$ 4,443,500	$ 4,243,500			$ 3,918,500
Promissory Note with Related Party | Liminatus | Subsequent event
SUBSEQUENT EVENTS
Proceeds from promissory note			$ 125,000
Outstanding principal balance			$ 4,043,500